Derivatives - Schedule of Derivative Instruments (Details) € in Millions, £ in Millions, $ in Millions	Mar. 31, 2026 GBP (£)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)
Designated as cash flow hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 405.0		£ 335.0
Designated as cash flow hedges | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $		$ 544.0		$ 428.0
Non-designated hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 0.0		$ 5.0	€ 5.0